Schedule of property, plant and equipment, net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 147,874	$ 155,725	$ 161,818
Less: Accumulated depreciation	(130,000)	(131,677)	(120,750)
Balance at end of period/year	17,874	24,048	41,068
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	26,480	27,954	29,048
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	98,452	103,552	107,603
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	7,541	7,961	8,273
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 15,401	$ 16,258	$ 16,894